Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
REVENUES					$ 254	$ 550,881
OPERATING EXPENSES:
Professional fees	$ 78,989	$ 1,463	$ 94,489	$ 8,155
Compensation expense	85,447	55,372	156,719	172,774
Research and development expense	26,579	7,000	34,662	33,074	67,529	65,042
General and administrative expenses	29,691	9,208	60,497	96,390	385,169	577,230
Total Operating Expenses	220,706	73,043	346,367	310,393	452,698	642,272
LOSS FROM OPERATIONS	(220,706)	(73,043)	(346,367)	(310,393)	(452,444)	(91,391)
OTHER EXPENSE:
Interest expense	(644)	(287)	(1,517)	(895)	(1,435)	(500)
Other	100	300	6,100	554
Total Other Expense	(544)	13	4,583	(341)	(1,435)	(500)
NET LOSS	$ (221,250)	$ (73,030)	$ (341,784)	$ (310,734)	$ (453,879)	$ (91,891)
NET LOSS PER COMMON SHARE - Basic and Diluted:			$ (0.01)	$ (0.01)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic and diluted	48,467,036	47,000,000	47,494,386	47,000,000